Plant and Equipment, Goodwill and Intangibles	12 Months Ended
Dec. 31, 2013
Plant and Equipment, Goodwill and Intangibles [Abstract]
Plant and Equipment, Goodwill and Intangibles
Note 6: Plant and Equipment, Goodwill and Intangibles

Plant and equipment consisted of the following:

	December 31,
(dollars in millions)	2013	2012

Land and land improvements	$132.2	$100.0
Buildings	743.7	610.5
Machinery and equipment	1,661.6	1,387.5
Tooling, dies, patterns, etc.	208.5	205.3
Office furniture & equipment	210.4	177.1
Capitalized software	348.2	288.3
Assets under capital leases	106.7	102.5
Construction in progress	230.5	251.6
All other	28.3	33.1
	3,670.1	3,155.9
Accumulated depreciation	(1,633.2)	(1,390.8)

Total plant and equipment, net	$2,036.9	$1,765.1

Changes in goodwill during 2013 were as follows:

(dollars in millions)	DPS	V&M	PCS	Total

Balance at December 31, 2012	$744.4	$318.8	$860.7	$1,923.9
Current year acquisitions	1,011.4	2.9	–	1,014.3
Translation and other	(10.6)	(4.1)	1.3	(13.4)

Balance at December 31, 2013	$1,745.2	$317.6	$862.0	$2,924.8

 Intangibles consisted of the following:

	December 31,
(dollars in millions)	2013	2012

Customer relationships	$519.2	$136.3
Patents and technology	425.4	198.0
Trademarks	69.3	71.6
Noncompete agreements, engineering drawings and other	103.0	87.0
	1,116.9	492.9
Accumulated amortization	(213.2)	(157.1)

Total intangibles, net	$903.7	$335.8

Amortization expense associated with the Company’s amortizable intangibles recorded as of December 31, 2013 is expected to approximate $76.9 million, $59.7 million, $51.9 million, $51.0 million and $48.7 million for the years ending December 31, 2014, 2015, 2016, 2017 and 2018, respectively.